Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Parenthetical) (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Deposits designated at FVTPL	$ 116	$ 112	$ 42
Derivative instruments	$ 345	$ 311	$ 388